TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES ON INCOME (Details) [Line Items]
Corporate tax rate	0.00%
Carryforward tax losses	$ 41,000	$ 29,000	$ 24,000
Valuation allowance	$ 11,000	$ 8,000	$ 7,000
Israel [Member]
TAXES ON INCOME (Details) [Line Items]
Corporate tax rate	23.00%	23.00%